INTEREST BEARING LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2017
INTEREST BEARING LOANS AND BORROWINGS
Schedule of interest bearing loans and borrowings

	December 31,	December 31,
	2016	2017

Long-term loans and borrowings

Finance lease payables (note 20)	6,692,302	5,607,570

Bank and other loans (Note (a))
— Secured (Note (f))	13,415,140	14,716,175
— Guaranteed (Note (e))	2,088,327	3,191,277
— Unsecured	16,196,805	22,575,882

	31,700,272	40,483,334

Medium-term notes and bonds and long-term bonds and private
placement notes (Note (b))
— Guaranteed (Note (e))	1,998,833	—
— Unsecured	22,058,281	15,696,961

	24,057,114	15,696,961

Total long-term loans and borrowings	62,449,688	61,787,865

Current portion of finance lease payables (note 20)	(2,008,716)	(2,115,644)

Current portion of medium-term bonds and long-term bonds	(8,393,073)	(12,492,378)

Current portion of long-term bank and other loans	(4,725,151)	(6,890,140)

Non-current portion of long-term loans and borrowings	47,322,748	40,289,703

	December 31,	December 31,
	2016	2017

Short-term loans and borrowings
Bank and other loans (Note (c))
— Secured (Note (f))	1,846,500	1,292,000
— Guaranteed (Note (e))	305,000	150,000
— Unsecured	30,170,325	29,392,442

	32,321,825	30,834,442

Short-term bonds, unsecured (Note (d))	8,020,015	3,601,573
Gold leasing arrangements (Note (g))	2,990,614	6,818,393
Current portion of finance lease payables (note 20)	2,008,716	2,115,644
Current portion of medium-term notes	8,393,073	12,492,378
Current portion of long-term bank and other loans	4,725,151	6,890,140

Total short-term borrowings and
current portion of long-term loans and borrowings	58,459,394	62,752,570

Schedule of maturity of long-term bank and other loans

	Loans from banks and				Total of long-term bank
	other				and
	financial institutions		Other loans		other loans
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2016	2017	2016	2017	2016	2017

Within 1 year	4,718,809	6,883,500	6,342	6,640	4,725,151	6,890,140
Between 1 and 2 years	7,994,380	5,171,738	6,342	2,277	8,000,722	5,174,015
Between 2 and 5 years	10,268,857	8,666,967	7,026	6,827	10,275,883	8,673,794
Over 5 years	8,687,124	19,736,283	11,392	9,102	8,698,516	19,745,385

	31,669,170	40,458,488	31,102	24,846	31,700,272	40,483,334

Schedule of interest-bearing loans and borrowings in which the Group received guarantees

	December 31,	December 31,
Guarantors	2017	2016

Long-term bonds
Bank of Communications (交通銀行股份有限公司) ("BOCOM")	1,998,833	—

Long-term loans
Lanzhou Aluminum Factory*(蘭州鋁廠) (Note (i))	8,000	4,000
The Company	866,877	—
Ningxia Energy (Note (ii))	1,099,400	1,020,400
Yinxing Energy (Note (ii))	109,000	91,000
Zhongwei Renewable Energy Co., Ltd.* (中衛寧電新能源有限公司) (Note (ii))	5,050	—
Baotou Aluminum Co., Ltd. (包頭鋁業) and Baotou Communications Investment Group Co., Ltd. (包交投資) (Note (iii))	—	1,600,000
The Company and Hangzhou Jinjiang Group Co., Ltd. (杭州錦江) (Note (iv))	—	475,877

	2,088,327	3,191,277

Short-term loans
Ningxia Energy (Note (ii))	120,000	70,000
Shandong Aluminum (Note (i))	15,000	—
Chalco Shandong (Note (ii))	170,000	80,000

	305,000	150,000

Note:

(i)The guarantor is a subsidiary of Chinalco.

(ii)The guarantor is a subsidiary of the Group.

(iii)The guarantors are a subsidiary of the Company and a third party respectively.

(iv)The guarantors are the Company and a third party respectively.

Medium-term notes and bonds and long-term bonds
INTEREST BEARING LOANS AND BORROWINGS
Schedule of interest bearing loans and borrowings

	Face		Effective	December 31,	December 31,
	value /maturity		interest rate	2016	2017

2007 long-term bonds	2,000,000	/2017	4.64%	1,998,833	—
2015 medium-term notes	3,000,000	/2018	5.53%	2,989,992	2,999,030
2015 medium-term notes	1,500,000	/2018	5.01%	1,492,351	1,496,503
2012 medium-term bonds	3,000,000	/2017	5.77%	2,996,618	—
2013 medium-term bonds	3,000,000	/2018	5.99%	2,993,272	2,999,211
2014 medium-term bonds	3,000,000	/2017	7.35%	2,997,622	—
2015 medium-term bonds	3,000,000	/2018	6.11%	2,996,615	2,999,359
2015 medium-term bonds	2,000,000	/2018	6.08%	1,993,474	1,998,275
2016 private placement notes	3,215,000	/2019	5.12%	3,198,337	3,204,583
2012 NingXia medium-term notes	400,000	/2017	6.06%	400,000	—
				24,057,114	15,696,961

Short-term bonds
INTEREST BEARING LOANS AND BORROWINGS
Schedule of interest bearing loans and borrowings

	Face		Effective	December 31,	December 31,
	value /maturity		interest rate	2016	2017
2016 short-term bonds	1,500,000	/2017	4.30%	1,535,140	—
2016 short-term bonds	3,000,000	/2017	4.13%	3,047,026	—
2016 short-term bonds	3,000,000	/2017	3.95%	3,037,849	—
2016 short-term bonds	400,000	/2017	4.13%	400,000	—
2017 short-term bonds	3,000,000	/2018	4.30%	—	3,101,573
2017 short-term bonds	500,000	/2018	4.90%	—	500,000

				8,020,015	3,601,573